Other Financial Liabilities	12 Months Ended
Dec. 31, 2024
OTHER FINANCIAL LIABILITIES
Other Financial Liabilities

20.  OTHER FINANCIAL LIABILITIES.

The balance of other financial liabilities as of December 31, 2024 and 2023 is as follows:

	Current		Non-current
	12-31-2024	12-31-2023	12-31-2024	12-31-2023
Other financial liabilities	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing borrowings	61,229,866	542,220,313	2,368,746,913	1,897,563,167
Hedging derivatives (*)	22,461,567	72,793,962	5,215,190	6,949,774
Non-hedging derivatives (**)	14,145	640	—	—
Total	83,705,578	615,014,915	2,373,962,103	1,904,512,941

(*) See Note 23.2.a.

(**) See Note 23.2.b.

20.1 Interest-bearing borrowings

The details of current and non-current interest-bearing borrowings as of December 31, 2024 and 2023 are as follows:

	Current		Non-current
	12-31-2024	12-31-2023	12-31-2024	12-31-2023
Classes of Interest-bearing borrowings	ThCh$	ThCh$	ThCh$	ThCh$
Secured bank loans	4,012,112	2,709,891	761,536,580	433,297,280
Unsecured bank loans	691,291	132,507,740	149,469,000	131,568,000
Unsecured obligations with the public	56,526,463	407,002,682	1,457,741,333	1,332,697,887
Total	61,229,866	542,220,313	2,368,746,913	1,897,563,167

Bank borrowings by currency and contractual maturity as of December 31, 2024 and 2023 are as follows:

-	Summary of bank borrowings by currency and maturity

					12-31-2024
					Maturity			Maturity
Country	Currency	Effective Interest	Nominal Interest	Secured / Unsecured	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than Five Years	Total Non-Current
		Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	5.40%	5.02%	Yes	925,082	3,087,030	4,012,112	42,304,447	55,769,899	57,335,950	58,978,660	547,147,624	761,536,580
Chile	CLP	6.00%	6.00%	No	3	—	3	—	—	—	—	—	—
Chile	US$	2.24%	2.24%	No	4,014	687,274	691,288	149,469,000	-	-	—	—	149,469,000
				Total	929,099	3,774,304	4,703,403	191,773,447	55,769,899	57,335,950	58,978,660	547,147,624	911,005,580

					12-31-2023
					Maturity			Maturity
Country	Currency	Effective Interest	Nominal Interest	Secured / Unsecured	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than Five Years	Total Non-Current
		Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	4.89%	4.89%	Yes	—	2,709,891	2,709,891	—	21,489,439	32,548,640	33,094,962	346,164,239	433,297,280
Chile	CLP	3.05%	3.05%	No	163	—	163	—	—	—	—	—	—
Chile	US$	5.13%	5.13%	No	295,283	132,212,294	132,507,577	—	131,568,000	-	—	—	131,568,000
				Total	295,446	134,922,185	135,217,631	-	153,057,439	32,548,640	33,094,962	346,164,239	564,865,280

Fair value measurement and hierarchy

The fair value of current and non-current bank borrowings as of December 31, 2024 is ThCh$902,938,528 (ThCh$680,249,170 as of December 31, 2023). The borrowings have been categorized as Level 2 fair value measurement based on the entry data used in the valuation techniques (see Note 3.h).

-	Summary of bank loans by borrower

											12-31-2024
											Maturity			Maturity
Taxpayer ID	Company	Country	Taxpayer ID	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured (1)	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Non-current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander (Overdraft facility)	Chile	CLP	6.00%	6.00%	Upon expiration	No	3	—	3	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US$	5.91%	5.91%	Upon expiration	No	—	687,274	687,274	149,469,000	—	—	—	—	149,469,000
76.536.353-5	Enel Chile S.A.	Chile	Foreign	European Investment Bank	Luxembourg	US$	4.89%	4.89%	Annual	Yes	—	3,087,030	3,087,030	18,555,484	32,020,936	33,586,987	35,229,697	372,858,136	492,251,240
76.536.353-5	Enel Chile S.A.	Chile	Foreign	CitiBank N.A. London Branch	USA	US$	5.90%	5.15%	Biannual	Yes	925,082	—	925,082	23,748,963	23,748,963	23,748,963	23,748,963	174,289,488	269,285,340
76.536.353-5	Enel Chile S.A.	Chile	Foreign	DNB Bank ASA (Commitment fee)	Norway	US$	0.30%	0.30%	Upon expiration	No	1,246	—	1,246	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	Foreign	CAF_VE (Commitment fee)	Venezuela	US$	0.50%	0.50%	Upon expiration	No	2,768	—	2,768	—	—	—	—	—	—
					Total						929,099	3,774,304	4,703,403	191,773,447	55,769,899	57,335,950	58,978,660	547,147,624	911,005,580

											12-31-2023
											Maturity			Maturity
Taxpayer ID	Company	Country	Taxpayer ID	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured (1)	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Non-current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander (Overdraft facility)	Chile	CLP	6.00%	6.00%	Upon expiration	No	3	—	3	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.036.000-k	Banco Santander	Chile	US$	5.71%	5.71%	Upon expiration	No	—	43,823,228	43,823,228	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US$	6.86%	6.86%	Upon expiration	No	—	677,066	677,066	—	131,568,000	—	—	—	131,568,000
76.536.353-5	Enel Chile S.A.	Chile	Foreign	European Investment Bank	Luxembourg	US$	4.89%	4.89%	Annual	Yes	—	2,709,891	2,709,891	—	21,489,439	32,548,640	33,094,962	346,164,239	433,297,280
76.536.353-5	Enel Chile S.A.	Chile	Foreign	Banco Bilbao Viscaya Argentaria S.A NY Branch	USA	US$	6.37%	6.37%	Upon expiration	No	279,550	65,784,000	66,063,550	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	Foreign	Mizuho Bank LTD.	USA	US$	6.37%	6.37%	Upon expiration	No		21,928,000	21,928,000	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	97.018.000-1	Scotiabank (Commitment fee)	Chile	CLP	0.09%	0.09%	Upon expiration	No	160	—	160	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	Foreign	SMBC (Commitment fee)	USA	US$	0.32%	0.32%	Upon expiration	No	15,733	—	15,733	—	—	—	—	—	—
					Total						295,446	134,922,185	135,217,631	—	153,057,439	32,548,640	33,094,962	346,164,239	564,865,280

(1)See Note 36.2.

20.2 Unsecured liabilities

The details of unsecured liabilities by currency and maturity as of December 31, 2024 and 2023, are as follows:

-	Summary of unsecured liabilities by currency and maturity

					12-31-2024
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
Country	Currency	Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	7.68%	7.05%	No	10,247,579	2,563,809	12,811,388	—	204,914,920	985,628,435	—	104,467,766	1,295,011,121
Chile	UF	6.01%	5.48%	No	—	43,715,075	43,715,075	42,914,901	42,914,901	42,470,675	34,429,735	—	162,730,212
				Total	10,247,579	46,278,884	56,526,463	42,914,901	247,829,821	1,028,099,110	34,429,735	104,467,766	1,457,741,333

					12-31-2023
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
Country	Currency	Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	7.08%	6.49%	No	9,020,288	355,950,646	364,970,934	—	—	180,244,202	865,156,308	91,174,497	1,136,575,007
Chile	UF	6.01%	5.48%	No	—	42,031,748	42,031,748	41,097,026	41,097,026	41,097,026	40,071,906	32,759,896	196,122,880
				Total	9,020,288	397,982,394	407,002,682	41,097,026	41,097,026	221,341,228	905,228,214	123,934,393	1,332,697,887

-	Summary of unsecured liabilities by debtor

											12-31-2024
											Maturity			Maturity
Taxpayer ID	Company	Country	Taxpayer ID	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 days ThCh$	More than 90 days	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-1	USA	US$	8.00%	7.87%	Upon expiration	No	6,731,556	—	6,731,556	—	204,914,920	—	—	—	204,914,920
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-2	USA	US$	8.80%	7.33%	Upon expiration	No	2,152,617	—	2,152,617	—	—	—	—	69,575,684	69,575,684
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-3	USA	US$	8.68%	8.13%	Upon expiration	No	1,363,406	—	1,363,406	—	—	—	—	34,892,082	34,892,082
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander -317 Series-H (1)	Chile	UF	7.17%	6.20%	Biannual	No	—	8,426,502	8,426,502	7,990,672	7,990,672	7,546,446	—	—	23,527,790
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander 522 Series-M (1)	Chile	UF	4.85%	4.75%	Biannual	No	—	35,288,573	35,288,573	34,924,229	34,924,229	34,924,229	34,429,735	—	139,202,422
76.536.353-5	Enel Chile S.A.	Chile	Foreign	BNY Mellon - Single	USA	US$	5.24%	4.88%	Upon expiration	No	—	2,563,809	2,563,809	—	—	985,628,435	—	—	985,628,435
								Total			10,247,579	46,278,884	56,526,463	42,914,901	247,829,821	1,028,099,110	34,429,735	104,467,766	1,457,741,333

											12-31-2023
											Maturity			Maturity
Taxpayer ID	Company	Country	Taxpayer ID	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 days ThCh$	More than 90 days	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non-Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-1	USA	US$	8.00%	7.87%	Upon expiration	No	5,925,358	—	5,925,358	—	—	180,244,202	—	—	180,244,202
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-2	USA	US$	8.80%	7.33%	Upon expiration	No	1,894,811	—	1,894,811	—	—	—	—	61,106,625	61,106,625
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - First issuance S-3	USA	US$	8.68%	8.13%	Upon expiration	No	1,200,119	—	1,200,119	—	—	—	—	30,067,872	30,067,872
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Unica 24296	USA	US$	4.67%	4.25%	Upon expiration	No	—	353,693,888	353,693,888	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander -317 Series-H (1)	Chile	UF	7.17%	6.20%	Biannual	No	—	8,168,209	8,168,209	7,652,187	7,652,187	7,652,187	6,627,067	—	29,583,628
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander 522 Series-M (1)	Chile	UF	4.85%	4.75%	Biannual	No	—	33,863,539	33,863,539	33,444,839	33,444,839	33,444,839	33,444,839	32,759,896	166,539,252
76.536.353-5	Enel Chile S.A.	Chile	Foreign	BNY Mellon - Single	USA	US$	5.24%	4.88%	Upon expiration	No	—	2,256,758	2,256,758	—	—	—	865,156,308	—	865,156,308
								Total			9,020,288	397,982,394	407,002,682	41,097,026	41,097,026	221,341,228	905,228,214	123,934,393	1,332,697,887

1)

Related to liabilities associated with covenants (See Note 36.4. Financial Restrictions item 2. Financial Covenants), which amount to ThCh$162,730,212 as of December 31, 2024 and ThCh$196,122,880 as of December 31, 2023.

20.3 Secured liabilities

As of December 31, 2024 and 2023, there were no secured liabilities.

Fair value measurement and hierarchy

The fair value of the current and non-current secured and unsecured liabilities as of December 31, 2024 was ThCh$1,586,382,068 (ThCh$1,813,354,006 as of December 31, 2023). These liabilities have been categorized as Level 2 (see Note 3 h). It is important to note that these financial liabilities are measured at amortized cost (see note 3 g.4).

20.4 Hedged debt

The debt denominated in U.S. dollars held by the Group as of December 31, 2024 was equivalent to ThCh$0 (ThCh$1,134,993,280 as of December 31, 2023) and is related to future cash flow hedges for the Group’s U.S. dollar-linked operating revenues (see Note 3.g.5).

The following table details changes in “Reserve for cash flow hedges” as of December 31, 2024 and 2023 due to exchange differences:

	For the years ended December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Balance in hedging reserves (income hedge) at the beginning of the year net	(341,729,245)	(313,681,107)	(281,553,799)
Foreign currency translation differences recorded in equity, net	(89,918,107)	(77,802,235)	(79,982,722)
Allocation of foreign currency exchange differences to profit or loss, net	431,647,352	49,754,097	47,855,414
Balance in hedging reserves (income hedge) at the end of the year net (i)	-	(341,729,245)	(313,681,107)

(i)

Considering the anticipated change in functional currency for Enel Generación Chile starting in 2025, these accounting hedges lose their effectiveness and, therefore, due to the change in risk management objectives, were prospectively discontinued. At the end of the 2024 fiscal year, the accumulated amount in the corresponding cash flow hedge reserves, where financial liabilities were defined as hedging instruments, amounted to ThCh $521,524,727, before taxes and minority interests. This amount was fully recognized as lower revenues for 2024 (see Notes 23.2.a, 28.1, and 41.i).

20.5 Other information

As of December 31, 2024, the Group has unconditional long-term credit lines available of ThCh$687,557,400 (ThCh$473,644,800 as of December 31, 2023).

20.6 Future undiscounted debt flows.

The following tables are the estimates of undiscounted flows by type of financial debt:

a)	Summary of secured and unsecured bank borrowings

			12-31-2024									12-31-2023
			Current			Non-Current						Current			Non-Current
			Maturity			Maturity						Maturity			Maturity
Country	Currency	Nominal Interest Rate	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-current	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-current
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	3.63%	12,442,991	38,020,251	50,463,242	241,207,402	94,561,862	93,247,890	91,726,554	703,736,625	1,224,480,333	4,328,459	148,032,780	152,361,239	32,578,347	179,751,687	50,591,710	50,497,511	465,392,457	778,811,712
Chile	CLP	6.00%	3	—	3	—	—	—	—	—	—	3	—	3	—	—	—	—	—	—
Total			12,442,994	38,020,251	50,463,245	241,207,402	94,561,862	93,247,890	91,726,554	703,736,625	1,224,480,333	4,328,462	148,032,780	152,361,242	32,578,347	179,751,687	50,591,710	50,497,511	465,392,457	778,811,712

b)	Summary of guaranteed and unsecured bonds

			12-31-2024									12-31-2023
						Non-Current						Current			Non-Current
			Maturity			Maturity						Maturity			Maturity
Country	Currency	Nominal Interest Rate	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-current
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	7.05%	20,985,526	53,202,362	74,187,888	74,187,887	264,396,015	1,027,168,814	8,555,657	370,682,608	1,744,990,981	20,050,165	400,670,073	420,720,238	65,302,852	65,302,852	232,730,900	904,151,004	333,819,188	1,601,306,796
Chile	UF	5.48%	2,597,632	50,217,648	52,815,280	50,631,034	48,446,788	48,081,992	36,145,400	-	183,305,214	3,036,733	49,666,384	52,703,117	50,578,025	48,486,304	46,394,583	46,045,239	34,614,282	226,118,433
Total			23,583,158	103,420,010	127,003,168	124,818,921	312,842,803	1,075,250,806	44,701,057	370,682,608	1,928,296,195	23,086,898	450,336,457	473,423,355	115,880,877	113,789,156	279,125,483	950,196,243	368,433,470	1,827,425,229